Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash	$ 13,303	$ 52,955
Inventory, net	111,115	387,483
Deferred offering costs	16,207	33,969
Total Current Assets	140,625	474,407
Property, plant and equipment, net	2,241,847	2,303,073
Deferred licensing costs, net	55,299	59,583
Total Assets	2,437,771	2,837,063
Liabilities and Stockholders Deficiency
Accounts payable and accrued liabilities	1,797,439	1,304,309
Deferred stock-based compensation payable	1,911,775	451,800
Mortgage loan payable	1,575,000	1,630,000
Promissory notes to related parties	507,694	447,440
Derivative liability related to convertible promissory notes	135,263	243,306
Convertible promissory notes, net of unamortized discount	77,363	111,775
Unearned revenue	19,124	29,124
10% Convertible note	10,000	10,000
Total Current Liabilities	6,033,658	4,227,754
License deposits	341,400	360,600
Total Liabilities	6,375,058	4,588,354
Stockholders Deficiency
Preferred Stock, $0.001 par value, 100,000,000 shares authorized, 72,883 and 72,883 shares issued and outstanding at December 31, 2012 and 2011, respectively	73	73
Common Stock, $0.0001 par value, 1,000,000,000 shares authorized, 305,078,818 and 284,127,846 shares issued and outstanding at December 31, 2012 and 2011, respectively	30,508	28,413
Additional paid-in capital	27,259,253	24,917,261
Accumulated deficit	(31,227,121)	(26,697,038)
Total Stockholders Deficiency	(3,937,287)	(1,751,291)
Total Liabilities and Stockholders Deficiency	$ 2,437,771	$ 2,837,063